SHARE CAPITAL (Details) - GBP (£) £ / shares in Units, £ in Millions	Dec. 31, 2024	Jan. 01, 2024	Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Ordinary shares, price per share (in GBP per share)	£ 1	£ 1	£ 1
Number of shares issued and fully paid (in shares)	7,060,000,000	7,060,000,000	7,060,000,000
Issued and fully paid share capital	£ 7,060	£ 7,060	£ 7,060